Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY ADVISOR SERIES I
Prospectus Date	rr_ProspectusDate	Jun. 04, 2014
Document Creation Date	dei_DocumentCreationDate	Jun. 03, 2014